Biological assets (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Biological assets
Supplies and labors	$ 226,034	$ 256,466	$ 268,886
Salaries, social security costs and other personnel expenses	15,232	17,158	16,109
Depreciation and amortization	47,617	44,809	47,364
Fees and payments for services	1,318	1,038	708
Maintenance, security, cleaning, repairs and others	2,363	2,517	2,268
Taxes, rates and contributions	526	338	487
Leases and service charges	254	200	176
Freights	2,814	1,899	2,476
Travelling, library expenses and stationery	1,992	1,890	1,832
Other expenses	15,376	20,361	17,784
Capitalized cost of production	$ 313,526	$ 346,676	$ 358,090